Impairment losses and goodwill - Goodwill - Net book value (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 02, 2023	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Net book value	€ 23,113	€ 23,775		€ 24,192
Telekom Romania Communications [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(272)
Additional recognition, goodwill	€ 272
VOO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			€ 684